COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New offices in Holon, Israel [Member]
Future minimum payments, operating leases:
2015	$ 2,547
2016	2,117
2017	2,168
2018	2,179
Thereafter	11,457
Total	20,468
Lease expense	1,166	940	746
Vehicles [Member]
Future minimum payments, operating leases:
Lease expense	$ 1,163	$ 545	$ 480